SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS	SUBSEQUENT EVENTSOn August 6, 2024, the Board of the Manager declared a quarterly dividend of $0.38 per share, payable on September 27, 2024 to shareholders of record as at the close of business on August 30, 2024.